Provisions, income tax liabilities and other liabilities - Summary of Non Current Provisions and Other Non-current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Apr. 09, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non-current Provisions [line items]
Provisions	€ 5,262		€ 5,822	€ 6,430	€ 6,998
Other non-current liabilities	2,340		519	291
Total	7,602		6,341	6,721
Non-current liabilities	164		€ 232	€ 6
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB
Disclosure Of Non-current Provisions [line items]
Other non-current liabilities	1,960	€ 1,600
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB | Later than one year and not later than five years
Disclosure Of Non-current Provisions [line items]
Other non-current liabilities	1,112
Antibodies Collaboration agreement | Swedish Orphan Biovitrum AB | More than 5 years
Disclosure Of Non-current Provisions [line items]
Other non-current liabilities	€ 2,860